Note 4 - Fair Value Measurements - Schedule of Assets at Fair Value (Details) - EBP 95-3520374 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total investments at fair value	$ 29,913,857	$ 25,101,373
Fair Value, Inputs, Level 1 [Member]
Total investments at fair value	29,913,857	25,101,373
Fair Value, Inputs, Level 2 [Member]
Total investments at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Total investments at fair value	0	0
EBP, Employer, Common Stock [Member]
Total investments at fair value	4,515,881	4,626,028
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Total investments at fair value	4,515,881	4,626,028
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Total investments at fair value	0	0
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Total investments at fair value	0	0
Money Market Funds [Member]
Total investments at fair value	1,641,086	1,700,451
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Total investments at fair value	1,641,086	1,700,451
Mutual Fund [Member]
Total investments at fair value	23,756,890	18,774,894
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Total investments at fair value	23,756,890	18,774,894
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Total investments at fair value	$ 0	$ 0